Debt and Equity Securities (Tables)	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Summary of Debt and Equity Securities
The Company’s classification of securities at December 31, 2017 was as follows:

	Securities Held-To-Maturity
	In Thousands
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
Mortgage-backed securities	$9,886	31	156	9,761
Obligations of states and political subdivisions	22,594	66	310	22,350
	$32,480	97	466	32,111

	Securities Available-For-Sale
	In Thousands
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
Government-sponsored enterprises (GSEs)	$74,690	4	1,714	72,980
Mortgage-backed securities	200,175	302	2,551	197,926
Asset-backed securities	26,387	—	789	25,598
Obligations of states and political subdivisions	37,197	7	992	36,212
	$338,449	313	6,046	332,716
Debt and equity securities have been classified in the consolidated balance sheet according to management’s intent. Debt and equity securities at December 31, 2018 consist of the following:

	Securities Available-For-Sale
	In Thousands
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
Government-sponsored enterprises (GSEs)	$71,446	—	2,979	68,467
Mortgage-backed securities	152,375	9	4,874	147,510
Asset-backed securities	22,534	10	844	21,700
Obligations of states and political subdivisions	49,328	22	1,775	47,575
	$295,683	41	10,472	285,252

Maturity of Amortized Cost and Estimated Market Value of Debt Securities
Included in mortgage-backed securities are collateralized mortgage obligations totaling $11,564,000 (fair value of $11,295,000) and $17,361,000 (fair value of $17,133,000) at December 31, 2018 and 2017, respectively.
The amortized cost and estimated market value of debt securities at December 31, 2018, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities of mortgage and asset-backed securities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	In Thousands
Securities Available-For-Sale	Amortized Cost	Estimated Market Value
Due in one year or less	$2,230	2,234
Due after one year through five years	22,971	22,409
Due after five years through ten years	76,604	73,184
Due after ten years	18,969	18,215
	120,774	116,042
Mortgage and asset-backed securities	174,909	169,210
	$295,683	285,252

Sales of Debt and Equity Securities
Results from sales of debt and equity securities are as follows:

	In Thousands
	2018	2017	2016
Gross proceeds	$39,857	35,555	90,007
Gross realized gains	$102	76	716
Gross realized losses	(752)	(251)	(256)
Net realized gains (losses)	$(650)	(175)	460

Gross Unrealized Losses and Fair Value of Company's Investments
Available-for-sale and held-to-maturity securities that have been in a continuous unrealized loss position at December 31, 2018 and 2017 are as follows:

	In Thousands, Except Number of Securities
	Less than 12 Months			12 Months or More			Total
2018	Fair Value	Unrealized Losses	Number of Securities Included	Fair Value	Unrealized Losses	Number of Securities Included	Fair Value	Unrealized Losses
Available-for-Sale Securities:
Debt securities:
GSEs	$—	$—	—	$68,467	$2,979	28	$68,467	$2,979
Mortgage-backed securities	8,651	64	10	137,457	4,810	94	146,108	4,874
Asset-backed securities	—	—	—	20,597	844	14	20,597	844
Obligations of states and political subdivisions	4,064	26	6	39,841	1,749	94	43,905	1,775
	$12,715	$90	16	$266,362	$10,382	230	$279,077	$10,472

	In Thousands, Except Number of Securities
	Less than 12 Months			12 Months or More			Total
2017	Fair Value	Unrealized Losses	Number of Securities Included	Fair Value	Unrealized Losses	Number of Securities Included	Fair Value	Unrealized Losses
Held-to-Maturity Securities:
Debt securities:
Mortgage-backed securities	$3,316	$21	4	$5,206	$135	5	$8,522	$156
Obligations of states and political subdivisions	10,137	46	27	7,278	264	18	17,415	310
	$13,453	$67	31	$12,484	$399	23	$25,937	$466
Available-for-Sale Securities:
Debt securities:
GSEs	$16,099	$190	8	$55,726	$1,524	21	$71,825	$1,714
Mortgage-backed securities	92,180	769	43	81,434	1,782	54	173,614	2,551
Asset-backed securities	9,087	181	7	16,510	608	8	25,597	789
Obligations of states and political subdivisions	12,128	113	22	21,762	879	56	33,890	992
	$129,494	$1,253	80	$175,432	$4,793	139	$304,926	$6,046